Operating Leases Operating lease commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of leases [Abstract]
Operating leases commitments disclosed at December 31, 2018			$ 65,439
Discounting effect relating to the lease liability recorded upon transition to IFRS 16	$ (9,589)	$ (10,120)
Less: leases with terms of less than 12 months at the date of transition to IFRS 16, which were recognized as charterhire expense during the six months ended June 30, 2019.		(4,605)
IFRS 16 - lease liabilities recognized at January 1, 2019	68,072	50,700
IFRS 16 - current lease liabilities	20,708	6,523	0
IFRS 16 - non-current lease liabilities	$ 47,364	$ 44,191	$ 0